Note 19 Secured tax assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Secured tax assets [Line Items]
Secured pensions tax assets	€ 1,759	€ 1,924	€ 1,924
Secured loss allowances tax assets	7,545	7,437	7,439
Total secured tax assets	€ 9,304	€ 9,361	€ 9,363